                                   [GRAPHIC]


                         S I F E   T r u s t   F u n d

                      S E M I - A N N U A L   R E P O R T

                          J u n e   3 0,   1 9 9 7


                                     [LOGO]

OFFICERS AND DIRECTORS OF THE TRUST FUND

Haig G. Markdikian
CHAIRMAN OF THE BOARD AND DIRECTOR
GENERAL PARTNER, GEORGE M. MARDIKIAN ENTERPRISES
MANAGING DIRECTOR, THE UNITED BROADCASTING CORP.
TRUSTEE, WILLIAM SAROYAN FOUNDATION

Walter S. Newman
VICE CHAIRMAN AND DIRECTOR
OWNER, WSN ENTERPRISES
PRESIDENT, SAN FRANCISCO CITY PLANNING COMMISSION (RETIRED)
PRESIDENT, SAN FRANCISCO REDEVELOPMENT AGENCY (RETIRED)
PRESIDENT, SAN FRANCISCO FINE ARTS MUSEUMS (RETIRED)

Charles W. Froehlich, Jr.
DIRECTOR
JUSTICE OF COURT OF APPEAL (RETIRED)
MEDIATOR - FROEHLICH & PETERSON DISPUTE RESOLUTION

John A. Meany
DIRECTOR
PRESIDENT, JOHN'S VALLEY FOODS, INC.
PRESIDENT, JOHN'S TOWN AND COUNTRY MARKETS, INC.

Diane Howard Belding
DIRECTOR
OWNER, HOWARD & HOWARD RANCH

Neil L. Diver
DIRECTOR
CHAIRMAN, AMERIWOOD INDUSTRIES INTERNATIONAL CORP.
DIRECTOR, FORCEON CORP.

Bruce W. Woods
PRESIDENT AND DIRECTOR
CHIEF EXECUTIVE OFFICER, SIFE

Sam A. Marchese
DIRECTOR EMERITUS
PRESIDENT, TREASURER AND CHIEF EXECUTIVE OFFICER, SIFE (RETIRED)
DIRECTOR, SCOTT COMPANY
PRESIDENT, FOUNDATION FOR BROTHERHOOD

Jack Gee
CHIEF FINANCIAL OFFICER AND TREASURER



OFFICERS AND DIRECTORS OF THE MANAGEMENT COMPANY

Bruce W. Woods
PRESIDENT, CHIEF EXECUTIVE OFFICER AND DIRECTOR

Michael J. Stead
CHIEF INVESTMENT OFFICER, PORTFOLIO MANAGER AND DIRECTOR

Charles W. Froehlich, Jr.
SECRETARY AND DIRECTOR

John W. Woods
SENIOR VICE PRESIDENT (RETIRED) AND DIRECTOR

Sam A. Marchese
PRESIDENT, CHIEF EXECUTIVE OFFICER (RETIRED) AND DIRECTOR

Sharon E. Tudisco
VICE PRESIDENT (RETIRED) AND DIRECTOR

Diane Howard Belding
DIRECTOR

Jack Gee
CHIEF FINANCIAL OFFICER AND TREASURER



SIFE'S TOP TEN HOLDINGS (AS OF 6/30/97)

1.    BankBoston Corp. ............4.1%
2.    Republic NY Corp.............4.0%
3.    Chase Manhattan Corp. .......3.9%
4.    Citicorp.....................3.9%
5.    National City Corp. .........2.8%
6.    First Chicago NBD Corp. .....2.3%
7.    Bankers Trust NY Corp. ......2.3%
8.    Barnett Banks Inc. ..........2.1%
9.    State Street Corp. ..........2.0%
10.   First Tennessee National.....1.9%


THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS OF SIFE TRUST FUND, BUT IT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS, WHICH GIVES DETAILS ABOUT SALES CHARGES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUND. SUMMARY RESULTS ARE DOCUMENTED IN THE CURRENT STATEMENT OF ADDITIONAL INFORMATION. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SIFE TRUST FUND IS NOT A BANK, AND FUND SHARES ARE NOT BACKED BY ANY BANK OR INSURED BY THE FDIC, OR INSURED BY ANY OTHER GOVERNMENT AGENCY. SIFE IS THE DISTRIBUTOR FOR SIFE TRUST FUND.





[PHOTO]

Bruce W. Woods
PRESIDENT &
CHIEF EXECUTIVE OFFICER


[PHOTO]

Michael J. Stead
PORTFOLIO MANAGER &
CHIEF INVESTMENT OFFICER

L E T T E R   T O   T H E

INVESTORS



Dear Fellow SIFE Investor,

  As we enter the second half of 1997, the nation finds itself in one of the most remarkable economic and investment climates in history. The economy continues to grow at a steady pace, inflation is in check, unemployment is at record lows, prospects for a balanced federal budget are improving, and the world is in a relative state of peace. To top it off, interest rates have remained low and steady. Rarely has such sustained prosperity been accompanied by consistently low interest rates and low inflation.

  These factors have fueled a remarkable rise in stock prices, and SIFE shareholders have again benefited significantly. The Fund's return for the first half of 1997 has been as follows: Class A-I Shares 16.80%, Class A-II Shares 16.61%. We congratulate our portfolio team for this year-to-date performance. We should also note that two new types of shares were introduced on May 1st of this year, Class B and Class C shares.

  Looking at the remainder of 1997, the Fund's management has some concerns that the stocks of some companies are getting higher than they should, given their earnings outlook and potential for growth. In response to this concern, the Fund has sold some of these stocks and is in the process of reallocating the dollars into other stocks which we believe are better values at this time.

  This move explains the temporarily high cash position of the Fund.

  Barring any significant national or international developments, we expect the steady growth of the U.S. economy to continue throughout 1997 and perhaps much longer.

  How much longer this situation will fuel the bull market is anybody's guess. Our strategy will be what it has always been; to buy the stock of good companies, that are good values and have considerable upside potential. This conservative approach has worked for the Fund in many types of market conditions, and we intend to stick with it.

  On behalf of the entire organization, I thank you for entrusting your investments to SIFE.

  We will continue our efforts to consistently build wealth for our investors, while providing exceptional service in the process.



Sincerely,

/S/ Bruce W. Woods

Bruce W. Woods
PRESIDENT & CHIEF EXECUTIVE OFFICER
SIFE INVESTOR SINCE 1964

INVESTMENT

P O R T F O L I O


JUNE 30, 1997 (UNAUDITED)                       NUMBER OF SHARES             MARKET VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS: 76.1%
BANKS:  59.1%
  Amcore Financial, Inc.                                  40,000       $        1,090,000
  Amsouth Bancorporation                                  75,000                2,835,937
  Banco De A. Edwards                                     10,000                  208,750
  Banco De Galicia Y Buenos Aires                         10,000                  263,750
  Banco Santiago                                          10,000                  255,000
  Banco Frances Del Rio De La Plata S.A.                  10,000                  325,000
  Banco Santander - Chile                                 17,500                  258,125
  BankBoston Corp.                                       525,000               37,996,875
  Bank of New York Co., Inc.                             300,000               13,087,500
  Bankers Trust New York Corp.                           241,600               21,049,400
  Barnett Banks, Inc.                                    374,500               19,661,250
  Chase Manhattan Corp.                                  375,000               36,398,437
  Chittenden Corp.                                        88,125                3,018,281
  Citicorp                                               300,000               36,168,750
  City National Corp.                                    116,283                2,798,060
  Collective Bancorp, Inc.                                16,000                  718,000
  Colonial BancGroup, Inc.                               146,800                3,559,900
  Comerica, Inc.                                         204,600               13,912,800
  Community First Bankshares, Inc.                       197,612                7,583,360
  Compass Bancshares, Inc.                               301,600               10,141,300
  Corestates Financial Corp.                             155,000                8,331,250
  Crestar Financial Corp.                                250,000                9,718,750
  CU Bancorp                                             151,400                2,308,850
  Cullen Frost Bankers, Inc.                             118,400                5,017,200
  First American Corp. of Tennessee                      250,000                9,593,750
  First Bank System, Inc.                                200,000               17,075,000
  First Chicago NBD Corp.                                350,000               21,175,000
  First Commerce Corp.                                   196,000                8,624,000
  First Empire State Corp.                                34,100               11,491,700
  First Tennessee National Corp.                         371,500               17,832,000
  Fleet Financial Group, Inc.                            110,000                6,957,500
  George Mason Bankshares, Inc.                          108,585                3,148,965
  Hibernia Corp.                                         250,000                3,484,375
  Imperial Bancorp*                                      302,940                8,747,393
  Independent Bank Corp. MA                              543,000                6,991,125
  Marshall & Ilsley Corp.                                 21,500                  873,437
  Mellon Bank Corp.                                      275,000               12,409,375
  Mercantile Bancorporation, Inc.                        170,000               10,327,500
  Morgan, J.P. & Co., Inc.                               150,000               15,656,250
  National City Corp.                                    500,000               26,250,000
  Northern Trust Corp.                                   151,600                7,333,650


SEE NOTES TO FINANCIAL STATEMENTS.

I N V E S T M E N T   P O R T F O L I O



JUNE 30, 1997 (UNAUDITED)                       NUMBER OF SHARES             MARKET VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS, CONT'D...
  Norwest Corp.                                          127,000       $        7,143,773
  PNC Bank Corp.                                         220,000                9,185,000
  Regions Financial Corp.                                 87,200                2,757,700
  Republic New York Corp.                                345,000               37,087,500
  Starbanc Corp.                                         110,000                4,647,500
  Sterling Bancshares, Inc.                              217,500                4,078,125
  Summit Bancorp                                         164,900                8,265,613
  Summit Bancshares, Inc. Texas                          150,000                4,125,000
  TCF Financial Corp.                                     70,600                3,485,875
  Union Planters Corp.                                   330,000               17,118,750
  U.S Bancorp                                            100,000                6,412,500
  Wachovia Corp.                                         189,200               11,032,725
  Westamerica Bancorporation                              90,000                6,840,000
                                                                   ----------------------
                                                                              546,857,606
-----------------------------------------------------------------------------------------
CONSUMER FINANCIAL SERVICES: 4.6%
  Federal Home Loan Mortgage Co                          133,300                4,665,500
  Federal National Mortgage Association                  300,000               13,087,500
  Green Tree Financial Corp.                             100,000                3,562,500
  MGIC Investment Corp.                                   61,000                2,924,188
  State Street Corp.                                     400,000               18,500,000
                                                                   ----------------------
                                                                               42,739,688
-----------------------------------------------------------------------------------------
BROKERAGES: 3.3%
  Alex Brown, Inc.                                        75,000                5,296,875
  Edwards, A.G., Inc.                                     43,000                1,838,250
  Inter Regional Financial Group, Inc                     52,300                2,193,331
  Legg Mason, Inc.                                        45,000                2,421,563
  Lehman Brothers Holding, Inc.                          100,000                4,050,000
  McDonald & Co.                                          45,000                2,064,375
  Morgan Keegan, Inc.                                     80,000                1,590,000
  Morgan Stanley, Dean Witter Discover & Co.              50,000                2,153,125
  Paine Webber Group, Inc.                                37,500                1,312,500
  Raymond James Financial, Inc.                           80,250                2,196,844
  Schwab, Charles Corp.                                  132,000                5,346,000
                                                                   ----------------------
                                                                               30,462,863
-----------------------------------------------------------------------------------------
INSURANCE: 3.1%
  AFLAC, Inc.                                            100,000                4,725,000
  American Express Co.                                   100,000                7,450,000
  American International Group, Inc.                      37,000                5,526,875
  Equitable of Iowa Companies                             84,000                4,704,000
  Fremont General Corp.                                   15,000                  603,750
  Sunamerica Inc.                                         90,000                4,387,500
  Transatlantic Holdings Inc.                             15,000                1,488,750
                                                                   ----------------------
                                                                               28,885,875


SEE NOTES TO FINANCIAL STATEMENTS.

I N V E S T M E N T   P O R T F O L I O


JUNE 30, 1997 (UNAUDITED)                       NUMBER OF SHARES             MARKET VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS, CONT'D...
THRIFTS: 2.2%
  Charter One Financial, Inc.                            130,550       $        7,033,381
  North Fork Bancorp, Inc.                               464,488                9,928,431
  Virginia First Financial Corp.                         162,500                3,656,250
                                                                   ----------------------
                                                                               20,618,062
-----------------------------------------------------------------------------------------
CONSUMER NON-DURABLE PRODUCTS: 2.2%
  Carlisle Companies, Inc.                                34,200                1,192,725
  Clayton Homes, Inc.                                    100,000                1,437,500
  Dollar General Corp.                                   100,000                3,762,500
  Idex Corp.                                               5,000                  165,000
  Lancaster Colony Corp.                                  11,200                  541,800
  Lowes Companies Inc.                                   148,500                5,513,062
  Sealed Air Corp.*                                      165,000                7,837,500
                                                                   ----------------------
                                                                               20,450,087
-----------------------------------------------------------------------------------------
PHARMACEUTICALS AND HEALTHCARE: 1.2%
  Abbott Laboratories                                    100,000                6,675,000
  Healthcare Compare CP Com*                               8,700                  455,662
  Johnson & Johnson                                       50,000                3,218,750
  Rotech Medical*                                         11,100                  222,694
                                                                   ----------------------
                                                                               10,572,106
-----------------------------------------------------------------------------------------
TECHNOLOGY: 0.4%
  Intel Corp.                                             27,000                3,844,969
-----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $398,094,805)                                       704,431,256
                                                                   ----------------------

REPURCHASE AGREEMENTS: 23.8%
  State Street Bank and Trust Company, 5.15%, due 07/01/97
  Collateral: U.S. government obligations, market value of $180,429,800       176,889,000

  State Street Bank and Trust Company, 5.15%, due 07/20/97
  Collateral: U.S. government obligations, market value of $44,693,500         42,732,000
                                                                   ----------------------
  TOTAL REPURCHASE AGREEMENTS (COST $219,621,000)                             219,621,000
                                                                   ----------------------

TOTAL INVESTMENTS (cost $617,715,805):  99.9%                                 924,052,256

OTHER ASSETS AND LIABILITIES, NET: 0.1%                                           903,576
                                                                   ----------------------
NET ASSETS: 100.0%                                                     $      924,955,832
                                                                   ----------------------
                                                                   ----------------------


*Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS.

I N V E S T M E N T   P O R T F O L I O

OPEN CALL OPTIONS AT JUNE 30, 1997:


                                        EXPIRATION       STRIKE        SHARES      MARKET
                                              DATE        PRICE      OPTIONED       VALUE
-----------------------------------------------------------------------------------------
BANKS:
Bank of New York Co., Inc.                 Aug, 97           45        50,000   $  50,000
BankBoston Corp.                           Jul, 97           80        33,000       6,188
Comerica, Inc.                             Jul, 97           65        35,000     109,375
Comerica, Inc.                             Jul, 97           70        30,000       9,375
Crestar Financial Corp.                    Jul, 97           45       180,000      22,500
Mellon Bank Corp.                          Jul, 97         47.5        71,000      26,625
Mercantile Bancorporation, Inc.            Jul, 97           65        55,000      13,750
Northern Trust Corp.                       Jul, 97           55        59,000          --
Norwest Corp.                              Jul, 97           60        46,000      14,375
PNC Bank Corp.                             Jul, 97           45        50,000          --
Summit Bancorp                             Jul, 97           55        74,000          --
                                                                              -----------
                                                                                  252,188
                                                                              -----------
THRIFTS:
North Fork Bancorp, Inc.                   Jul, 97         22.5       157,000      19,625
                                                                              -----------

TOTAL CALL OPTIONS (PREMIUMS RECEIVED $720,093)                                   271,813
                                                                              -----------



OPEN PUT OPTIONS AT JUNE 30, 1997:


                                                                             MARKET VALUE
                                        EXPIRATION     STRIKE    NUMBER OF     COVERED BY
                                              DATE      PRICE    CONTRACTS      CONTRACTS
-----------------------------------------------------------------------------------------
BANKS:
BankAmerica Corp.                          Jul, 97       57.5        4,000             --
Bankers Trust New York Corp.               Jul, 97         85        1,730        129,750
First Chicago NBD Corp.                    Jul, 97         60        1,500        196,875
TCF Financial Corp.                        Jul, 97         45          270             --
Union Planters Corp.                       Jul, 97         50        2,000         87,500
                                                                             ------------
                                                                                  414,125
                                                                             ------------
BROKERAGES:
Schwab, Charles Corp                       Jul, 97       37.5        2,000         62,500

INSURANCE:
American Express Co.                       Jul, 97         70        1,000         50,000

OTHER:
Dow Jones & Co.                            Jul, 97         40          500         43,750
                                                                             ------------

TOTAL PUT OPTIONS (PREMIUMS RECEIVED $867,178)                                    570,375
                                                                             ------------

TOTAL CALL AND PUT OPTIONS WRITTEN                                             $  842,188
                                                                             ------------
                                                                             ------------



SEE NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T  O F

ASSETS & LIABILITIES

June 30, 1997 (unaudited)


ASSETS:
    Investments in securities, at market (cost $398,094,805)                $ 704,431,256
    Repurchase agreements                                                     219,621,000
    Cash                                                                        1,132,662
    Receivables for:
         Dividends                                                              1,663,243
         Sale of fund shares                                                      431,847
         Investment securities sold                                               313,960
                                                                            -------------
              TOTAL ASSETS                                                    927,593,968
                                                                            -------------

LIABILITIES:
    Open call and put options, at market
         (premiums received, $1,587,271)                                          842,188
    Payables for:
         SIFE (the "Management Company")                                          992,548
         Investment securities purchased                                          803,400
                                                                            -------------
             TOTAL LIABILITIES                                                  2,638,136
                                                                            -------------
    NET ASSETS                                                              $ 924,955,832
                                                                            -------------
                                                                            -------------


CLASS A-I:
    Net asset value per share
         ($873,476,879 divided by 154,632,238 shares outstanding)                 $  5.65
                                                                            -------------
                                                                            -------------
    Maximum offering price per share (100/95 of $5.65)                            $  5.95
                                                                            -------------
                                                                            -------------

CLASS A-II:
    Net asset value per share
         ($49,357,141 divided by 8,737,730 shares outstanding)                    $  5.65
                                                                            -------------
                                                                            -------------
    Maximum offering price per share (100/95 of $5.65)                            $  5.95
                                                                            -------------
                                                                            -------------

CLASS B:
    Net asset value and offering price per share
         ($1,939,426 divided by 343,338 shares outstanding)                       $  5.65
                                                                            -------------
                                                                            -------------

CLASS C:
    Net asset value per share
         ($182,386 divided by 32,288 shares outstanding)                          $  5.65
                                                                            -------------
                                                                            -------------
    Maximum offering price per share (100/99 of $5.65)                            $  5.71
                                                                            -------------
                                                                            -------------



SEE NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T   O F

OPERATIONS

For the six month period ended June 30, 1997 (unaudited)


INVESTMENT INCOME:
    INCOME:
          Dividends                                 $  8,909,514
          Interest                                     2,620,347
          Other income                                    85,493
                                                    ------------
              TOTAL INVESTMENT INCOME                                       $  11,615,354

    EXPENSES:
         Management fees                               5,364,303
         Service and distribution expenses                45,437
                                                    ------------
              TOTAL EXPENSES                                                    5,409,740
                                                                            -------------
    NET INVESTMENT INCOME                                                       6,205,614


REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain                                 42,378,809
    Loss on expiration of option contracts            (2,719,787)
    Net increase in unrealized appreciation
         of investments during the period             85,884,912
                                                    ------------
              NET GAIN ON INVESTMENTS                                         125,543,934
                                                                            -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ 131,749,548
                                                                            -------------
                                                                            -------------


SEE NOTES TO FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
                        10-YEAR COMPARISON WITH S&P 500
                        (June 30, 1987 - June 30, 1997)

[GRAPHIC]


This chart represents what would have happened with an investment of $9,500 on June 30, 1987 to June 30, 1997 ($9,500 represents the maximum sales charge deducted from a $10,000 investment). Past results are no indication of future performance.

S T A T E M E N T S   O F   C H A N G E S   I N

NET ASSETS


For the six months ended June 30, 1997 (unaudited) and the year ended December 31, 1996


                                                                 1997            1996
                                                            -------------   -------------
                                                             (Unaudited)
INCREASE IN NET ASSETS:
    OPERATIONS:
         Net investment income                              $   6,205,614   $  12,807,869
         Net realized gain from
           investment transactions                             39,659,022     116,774,912
         Net increase in unrealized
           appreciation of investments                         85,884,912      39,853,498
                                                            -------------   -------------
              Net increase in net assets
                resulting from operations                     131,749,548     169,436,279
                                                            -------------   -------------
    DISTRIBUTIONS PAID TO INVESTORS:
         From net investment income:
              Class A-I                                        (4,563,745)    (12,534,678)
              Class A-II                                         (151,623)       (139,373)
         From net realized gain on investments:
              Class A-I                                                --    (122,196,058)
              Class A-II                                               --      (2,364,853)
                                                            -------------   -------------
              Total distributions                              (4,715,368)   (137,234,962)
                                                            -------------   -------------
    CAPITAL SHARE TRANSACTIONS:
         Increase from capital shares
           sold and reinvested                                 65,053,285     209,992,227)
         Decrease from capital shares
           repurchased                                        (54,514,824)    (68,957,955)
                                                            -------------   -------------
              Net increase from capital share transactions     10,538,461     141,034,272
                                                            -------------   -------------
              Total increase in net assets                    137,572,641     173,235,589

NET ASSETS:
    Beginning of period                                       787,383,191     614,147,602
                                                            -------------   -------------
    End of period                                           $ 924,955,832   $ 787,383,191
                                                            -------------   -------------
                                                            -------------   -------------

NET ASSETS CONSIST OF:
    Units of beneficial interests                           $ 556,482,888   $ 545,199,343
    Undistributed net investment income                         1,538,552          48,306
    Undistributed net realized gain on sale of
      investment securities and option contracts               60,597,941      20,938,919
    Unrealized appreciation of
      investment securities                                   306,336,451     221,196,623
                                                            -------------   -------------
                                                            $ 924,955,832   $ 787,383,191
                                                            -------------   -------------
                                                            -------------   -------------


SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL

H I G H L I G H T S

                                                           Class A-I                        Class A-II       Class B     Class C
                                         --------------------------------------------  ------------------  ----------  ----------
                                                               Years Ended
                                                    ---------------------------------
                                   1997*      1996    1995    1994    1993    1992      1997*     1996**      1997***     1997***
                                   -----      ----    ----    ----    ----    ----      -----     ------      -------     -------
                                (Unaudited)                                          (Unaudited)            (Unaudited) (Unaudited)
SELECTED PER SHARE DATA
FOR THE YEAR OR PERIOD ENDED:

  Net asset value,
    beginning of period             $ 4.86   $  4.58  $ 3.55  $ 3.83  $ 3.68  $ 2.90     $ 4.86   $ 4.73        $ 5.41      $ 5.41
                                    ------   -------  ------  ------  ------  ------     ------   ------        ------      ------
INCOME FROM INVESTMENT OPERATIONS:

  Net investment income               0.02      0.09    0.10    0.09    0.07    0.06       0.01     0.07          0.01        0.01
  Net realized and unrealized
    gains (losses) on securities      0.80      1.16    1.68   (0.13)   0.29    0.92       0.80     1.01          0.23        0.23
                                    ------   -------  ------  ------  ------  ------     ------   ------        ------      ------

      Total from
        investment operations         0.82      1.25    1.78   (0.04)   0.36    0.98       0.81     1.08          0.24        0.24
                                    ------   -------  ------  ------  ------  ------     ------   ------        ------      ------
LESS DISTRIBUTIONS TO INVESTORS:

  Dividends from net
    investment income                (0.03)    (0.09)  (0.10)  (0.09)  (0.07)  (0.06)     (0.02)    (0.07)          --          --
  Distributions from
    capital gains                       --     (0.88)  (0.65)  (0.15)  (0.14)  (0.14)        --    (0.88)           --          --
                                    ------   -------  ------  ------  ------  ------     ------   ------        ------      ------

      Total distributions            (0.03)    (0.97)  (0.75)  (0.24)  (0.21)  (0.20)     (0.02)   (0.95)           --          --
                                    ------   -------  ------  ------  ------  ------     ------   ------        ------      ------
Net asset value, end of period      $ 5.65   $  4.86  $ 4.58  $ 3.55  $ 3.83  $ 3.68     $ 5.65   $ 4.86        $ 5.65      $ 5.65
                                    ------   -------  ------  ------  ------  ------     ------   ------        ------      ------
                                    ------   -------  ------  ------  ------  ------     ------   ------        ------      ------
TOTAL RETURN****                     16.8%     27.4%   49.9%   (1.5%)   9.3%   33.9%      16.6%    22.8%          4.4%        4.4%
                                    ------   -------  ------  ------  ------  ------     ------   ------        ------      ------
                                    ------   -------  ------  ------  ------  ------     ------   ------        ------      ------
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                     $  873   $   769  $  614  $  410   $ 414  $  345     $   49   $   18        $    2      $   --
                                    ------   -------  ------  ------  ------  ------     ------   ------        ------      ------
                                    ------   -------  ------  ------  ------  ------     ------   ------        ------      ------
Ratios to average net assets:
    Expenses+                        1.26%     1.20%   1.03%   0.94%   1.02%   0.99%      1.52%    1.48%         1.93%       1.73%
                                    ------   -------  ------  ------  ------  ------     ------   ------        ------      ------
                                    ------   -------  ------  ------  ------  ------     ------   ------        ------      ------
    Net investment income+           1.47%     1.82%   2.25%   2.27%   1.69%   1.73%      1.25%    1.77%         0.64%       0.85%
                                    ------   -------  ------  ------  ------  ------     ------   ------        ------      ------
                                    ------   -------  ------  ------  ------  ------     ------   ------        ------      ------
Portfolio turnover rate              43.7%    140.2%   93.5%   25.2%   28.7%   33.4%      43.7%    95.8%          6.9%        6.9%
                                    ------   -------  ------  ------  ------  ------     ------   ------        ------      ------
                                    ------   -------  ------  ------  ------  ------     ------   ------        ------      ------
Average commission rate              0.04%     0.03%     n/a     n/a     n/a     n/a      0.04%    0.03%         0.04%       0.04%
                                    ------   -------                                     ------   ------        ------      ------
                                    ------   -------                                     ------   ------        ------      ------
   * For the six months ended June 30, 1997.
  ** Commencing May 1, 1996, the Fund began offering Class A-II shares
 *** Commencing May 1, 1997, the Fund began offering Class B and C shares
**** Sales loads are not reflected in total return.
   + Annualized.

N O T E S   T O   F I N A N C I A L

STATEMENTS

NOTE 1.
SIGNIFICANT ACCOUNTING POLICIES
SIFE Trust Fund (the "Trust Fund") is an open-end diversified management investment company offering its shares on a continuous basis to the public. The Trust Fund was organized as a business trust on February 28, 1997 under the laws of the State of Delaware, with State Street Bank and Trust Company (the "Trustee") as Trustee. The Trust Fund is the successor-in-interest to SIFE Trust Fund, a California trust organized on September 26, 1960 which has been offering its securities and conducting operations as a mutual fund since July 2, 1963. The Trust Fund is registered under the Investment Company Act of 1940, as amended.

The Trust Fund offers four classes of shares: Class A-I, Class A-II, Class B and Class C. Class A-I shares are available for purchase only by (i) a Trust Fund account which was established on or prior to April 30, 1996, (ii) directors, employees and registered representatives of the Management Company and the Trust Fund, and their immediate family members; and (iii) broker/dealers and certain other institutional purchasers. The offering of Class A-II shares began May 1, 1996 and the offering of Class B and C shares began May 1, 1997. Realized and unrealized gains or losses and investment income, net of management fees, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Each class of shares differs in its respective distribution expenses and certain other class-specific fees and expenses.

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant account policies.

PORTFOLIO VALUATION:
Portfolio securities which are listed on a national stock exchange are valued at the closing price on the stock exchange on which they are primarily traded. If there has been no daily trading in a listed security, that security is valued at the last available closing price. Securities which are traded over-the-counter and for which closing prices are readily available (such as NASDAQ) are valued at the closing price. Other securities which are traded over-the-counter but for which closing prices are not readily available are valued at the closing bid price. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates market value. Temporary investments in repurchase agreements are valued at cost.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses on security transactions are recorded on the specific identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

DISTRIBUTIONS TO INVESTORS:
Dividends to investors are recorded on the ex-dividend date. Net investment income and net realized gain from options are distributed proportionately to each investor's account as of the last business day in February, May, August and December. Realized gains, net of losses, from securities held for more than one year are distributed annually as of the last business day in November. Realized gains, net of losses, from securities held for less than one year are distributed annually as of the last business day in December.

INCOME TAXES:
The Trust Fund's policy is to comply with the requirements of the Internal Revenue Code and regulations thereunder applicable to regulated investment companies and to distribute all of its taxable income to its investors. Therefore, no provision for federal income taxes is recorded in the financial statements.

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

COVERED CALL AND PUT OPTIONS:
The Trust Fund may write covered call options on securities held by the Trust Fund for non-speculative or hedging purposes, may write covered put options on securities for the same purposes, and may enter into closing purchase transactions with respect to such options. Options written by the Trust Fund normally will have expiration dates between three and nine months from the date written.

All call and put options written by the Trust Fund must be "covered." A call option will be considered covered if the Trust Fund, so long as it remains obligated as a writer, owns the securities underlying the options. A put option will be covered if the Trust Fund, so long as it remains obligated as a writer, maintains in a segregated account held by the Trustee under the Trust Agreement, cash, U.S. Treasury Bills or high-grade short-term debt securities in an amount equal to or greater than the exercise price of the put option.

The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. When the Trust Fund writes an option, an amount equal to the premium received by the Trust Fund is recorded as an asset and equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price or in the absence of a sale, the mean between the last bid and asked prices on that day. If a written option expires on the stipulated expiration date or if the Trust Fund enters into a closing purchase transaction, the Trust Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Trust Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost basis of the underlying security is reduced by the premium originally received.

REPURCHASE AGREEMENTS:
The Trust Fund may invest in repurchase agreements secured by U.S.
Government obligations or by other securities. Securities pledged as collateral for repurchase agreements are held by the Trust Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

NOTE 2.

AFFILIATED PARTY TRANSACTIONS - AGREEMENTS
WITH SIFE  (THE "MANAGEMENT COMPANY")
The Management Company is the investment advisor and underwriter for the Trust Fund and has acted in such capacities since the formation of the Trust Fund. State Street Bank and Trust Company as Trustee for the Trust Fund has the following responsibilities: (a) custodian of the assets, (b) transfer agent and (c) service provider to existing investors. Through a series of agreements among the Trust Fund, the Trustee and the Management Company, the Trustee has transferred certain responsibilities to the Management Company. The following is a summary of the agreements:

TRANSFER AGENCY AGREEMENT AND ADMINISTRATIVE SERVICES AGREEMENT:
The Trust Fund, pursuant to a transfer agency agreement with the Management Company and as delegated to the Management Company by the Trust Fund's Board of Directors, has authorized the Management Company to act as the Trust Fund's transfer agent, to service existing investors, and to perform all accounting duties. Effective April 1, 1996, all expenses related to the operation of the Trust Fund are now the responsibility of the Management Company (see "Investment advisory agreement" below). Under the previous terms, certain Trust Fund expenses were paid by the Management Company and reimbursed by the Trust Fund monthly.

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

INVESTMENT ADVISORY AGREEMENT:
The Trust Fund has entered into an investment advisory agreement with the Management Company, which was amended on April 1, 1996. The amendment to the investment advisory agreement was approved by the Trust Fund's investors at the investors' annual meeting held on April 1, 1996. Under the previous terms, the Trust Fund paid an investment advisory fee to the Management Company at a monthly rate of 1/20 of 1% of the net assets of the Trust Fund as of the close of each month.

Under the terms of the investment advisory agreement and the Restated Trust Agreement, as amended, the Management Company provides investment advice, a broad range of administrative, regulatory and other services for the Trust Fund and the investors, and receives an all-inclusive management fee of 1.25% of average daily net assets, per annum. The all-inclusive management fee eliminates the expense reimbursement feature mentioned above. During the six month period ended June 30, 1997, management fees paid by the Trust Fund totaled $5,364,303.

DISTRIBUTION PLAN AND UNDERWRITING AGREEMENT:
Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Trust Fund's Class A-II, Class B and Class C shares, pursuant to which the Trust Fund reimburses the Management Company for a portion of its shareholder servicing and distribution expenses.

Under the Class A-II Plan, the Trust Fund may pay the Management Company a distribution fee at the annualized rate of 0.25% of the average daily net assets of the Trust Fund's Class A-IIshares for its expenditures incurred in providing services as a distributor. Under the Class B and Class C Plan, the Trust Fund may pay the Management Company a distribution fee at the annulized rate of 0.75% of the average daily net assets of the Trust Fund's Class B and Class C shares for its expenditures incurred in providing services as distributor, and may pay the Management Company a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Trust Fund's Class B and Class C shares for its expenditures incurred in servicing and maintaining shareholder accounts.

In its capacity as principal underwriter for the Trust Fund, the Management Company receives commissions of 2.5% to 5.0% on sales of the Trust Fund's Class A-I and Class A-II shares. No sales charge is assessed on purchases of $1,000,000 or more, purchases by directors, employees and registered representatives of the Management Company and the Trust Fund, as well as broker-dealers and immediate family members of any of the foregoing. Commissions retained by the Management Company totaled $1,557,971 for the six months ended June 30, 1997.

Class B shares are offered at net asset value per share, without the imposition of a sales charge, but are subject to a contingent deferred sales charge ("CDSC") of up to 5.0% if redeemed within six years of purchase. Class B shares automatically convert into Class A-II shares, based on relative net asset values, on the sixth anniversary of their purchase. The Management Company will pay to the selling dealer, out of its own resources, a sales commission of 4.0% of the Class B shares purchased.

Class C shares are subject to an initial sales charge of 1%. Any shares redeemed prior to one year following the initial purchase are subject to a 1% CDSC. Commissions are deducted from the gross proceeds received from the sale of investment shares, and as such are not expenses of the Trust Fund.

Certain officers and directors of the Trust Fund are also officers and directors of the Management Company. On June 30, 1997, the Management Company owned 453,809 Class A-I shares of the Trust Fund.

NOTE 3.

UNREALIZED APPRECIATION OF INVESTMENTS
On June 30, 1997, the net unrealized appreciation for all securities was as follows:

Aggregate gross unrealized appreciation
for all investments in which there is an
excess of value over tax cost                          $306,632,625

Aggregate gross unrealized depreciation
for all investments in which there is an
excess of tax cost over value                              (296,174)
                                                       ------------
Net unrealized appreciation                            $306,336,451
                                                       ------------
                                                       ------------

The tax cost basis used in the above calculation is the same as that used for financial statement purposes.

           N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

NOTE 4.
CAPITAL SHARE TRANSACTIONS

The following is a summary of share transactions for the periods ended June 30, 1997 and December 31, 1996:

                                          1997                              1996
                                  ----------------------        ---------------------------
CLASS A-I                           SHARES        AMOUNT           SHARES        AMOUNT
---------                          ---------   ------------      ----------   ------------
Shares sold                        5,475,922   $ 26,708,464      11,408,711   $ 55,568,657

Shares issued in connection
with reinvestment of
distributions                        840,263       4,563,745     26,405,051    134,730,736
                                   ---------    ------------     ----------   ------------
                                   6,316,185      31,272,209     37,813,762    190,299,393
Shares repurchased                (9,826,699)    (49,215,582)   (13,793,626)   (68,443,396)
                                   ---------    ------------     ----------   ------------
Net (decrease) increase           (3,510,514)   $(17,943,373)    24,020,136   $121,855,997
                                   ---------    ------------     ----------   ------------
                                   ---------    ------------     ----------   ------------


The following is a summary of share transactions for the periods ended June 30, 1997 and the period May 1, 1996 (commencement of operations) to December 31, 1996:

                                          1997                              1996
                                  ----------------------        ---------------------------
CLASS A-II                          SHARES        AMOUNT           SHARES        AMOUNT
---------                          ---------   ------------      ----------   -------------
Shares sold                        5,979,218   $ 31,533,294       3,363,648    $ 17,188,608

Shares issued in connection
with reinvestment of
distributions                         27,890        151,623         491,508       2,504,226
                                   ---------   ------------      ----------    -------------
                                   6,007,108     31,684,917       3,855,156      19,692,834

Shares repurchased                (1,024,121)    (5,275,081)       (100,413)       (514,559)
                                   ---------   ------------      ----------   -------------
Net increase                       4,982,987   $ 26,409,836        3,754,743  $  19,178,275
                                   ---------   ------------      ----------   -------------
                                   ---------   ------------      ----------   -------------


The following is a summary of share transactions for the period May 1, 1997 (commencement of operations) to June 30, 1997:


                                          1997
                                  ------------------------
CLASS B                             SHARES        AMOUNT
---------                         ----------   -----------
Shares sold                         347,723    $ 1,920,608

Shares repurchased                   (4,385)       (24,161)
                                  ----------   -----------
Net increase                        343,338    $ 1,896,477
                                  ----------   -----------
                                  ----------   -----------


                                          1997
                                  ------------------------
CLASS C                             SHARES        AMOUNT
---------                         ----------   -----------

Shares sold                         32,288     $  175,551
                                  ----------   -----------
                                  ----------   -----------

NOTE 5.
LENDING OF SECURITIES
The Trust Fund, pursuant to an agency agreement with the Trustee, authorized the Trustee to lend securities to certain brokers for a negotiated lenders fee. These fees amounted to $15,279 for the six months ended June 30, 1997.

The Trust Fund receives collateral against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of the loan agreement. As of June 30, 1997, there were no securities on loan.

NOTE 6.
PURCHASES AND SALES OF SECURITIES
Purchases and sales of investment securities, other than U.S. government obligations and short-term investments were $371,317,614 and $473,890,733, respectively for the six months ended June 30, 1997. There were no purchases or sales of U.S. goverment obligations by the Trust Fund during the period.

NOTE 7.
CONCENTRATION OF CREDIT RISK
On June 30, 1997, approximately $610,215,356 (65.9% of net assets) of the Trust Funds investments were in equities of financial institutions.

NOTE 8.
FINANCIAL INSTRUMENTS
The Trust Fund may trade in financial instruments with off-balance sheet risk during the normal course of investing activities to assist in managing exposure to various market risks. These financial instruments include written covered call and put options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.


                                   [LOGO]


                     100 N. Wiget Lane, Walnut Creek, CA 94598
Toll-free 800-231-0356      Telephone 510-988-2400       Fax 510-943-1783
WEB SITE  www.sife.com                          E-MAIL    sifex@ccnet.com

                     DAILY PRICE INFORMATION  800-553-7433

[ L O G O ]

P.O. BOX  9007

100 N. Wiget Lane

Walnut Creek, CA

94598-0907